Regulatory Matters - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Reserve requirement with FRB	$ 61.1	$ 38.3	$ 29.0